Accounts And Notes Receivable, Net And Accounts Receivable Securitization (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Accounts And Notes Receivable
Accounts and notes receivable, net consist of the following:

	October 31, 2015	July 31, 2015
Accounts receivable pledged as collateral	$113,792	$123,791
Accounts receivable	70,893	77,636
Other	509	307
Less: Allowance for doubtful accounts	(6,516)	(4,816)
Accounts and notes receivable, net	$178,678	$196,918

Accounts and notes receivable, net consist of the following:

	January 31, 2016	July 31, 2015
Accounts receivable pledged as collateral	$190,063	$123,791
Accounts receivable	79,682	77,636
Other	426	307
Less: Allowance for doubtful accounts	(5,789)	(4,816)
Accounts and notes receivable, net	$264,382	$196,918

Accounts and notes receivable, net consist of the following:

	2015	2014
Accounts receivable pledged as collateral	$123,791	$159,003
Accounts receivable	77,636	24,108
Other	307	247
Less: Allowance for doubtful accounts	(4,816)	(4,756)
Accounts and notes receivable, net	$196,918	$178,602